Equity (Share Issuance) (Details) - Northern Tier Energy LP [Member] - Common Stock [Member] shares in Millions	Dec. 21, 2015 shares
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17.1
Stock Issued During Period, Shares, Treasury Stock Reissued	11.6